Goldman Sachs Access Municipal Bond ETF Investment Strategy - Goldman Sachs Access Municipal Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Fund also has a policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in municipal securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Index is a rules-based index that is designed to measure the performance of the U.S. investment grade municipal securities market with remaining maturities between one and seventeen years Municipal securities include fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes) and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). As of November 30, 2025, there were 46,625 constituents in the Index and the Index had a weighted average maturity of 8.28 years. The Index is owned and calculated by Bloomberg Index Services Limited (the “Index Provider”). Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Index is normally rebalanced monthly on the last business day of each month, to account for indicative changes to securities (including credit rating change, sector reclassification, amount outstanding changes, corporate actions, and ticker changes, for example). Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.